Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799 troutman.com

Kyle F. Whiteman

Kyle.whiteman@troutman.com

October 15, 2021

via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	FundVantage Trust

1933 Act File No. 333-141120

1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale a new series of the Trust: the Polen Global SMID Company Growth Fund (the “Fund”). Upon effectiveness of the Amendment, the Fund will offer Institutional Class and Investor Class shares.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me at 215.981.4718 or in my absence, John P. Falco, Esq. of this office at 215.981.4659.

Very truly yours,

/s/ Kyle F. Whiteman
Kyle F. Whiteman

cc:	Joel L. Weiss, President of FundVantage Trust John P. Falco, Esq.